UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Newland Capital Management, LLC

Address:  350 Madison Avenue
          11th Floor
          New York, NY 10017

13F File Number:  028-12797

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Ken Brodkowitz
Title:    Managing Member
Phone:    (212) 329-0765


Signature, Place and Date of Signing:

/s/ Ken Brodkowitz                New York, NY                 May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  88

Form 13F Information Table Value Total: $ 273,571
                                         (x000s)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.        Form 13F File Number               Name

1          028-12803                          Newland Master Fund, Ltd.

2          028-12800                          Newland Offshore Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                          March 31, 2008




COLUMN 1                        COLUMN  2     COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6        COLUMN 7       COLUMN 8

                                TITLE                    VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS      CUSIP      (x000)    PRN AMT   PRN CALL  DISCRETION      MANAGERS  SOLE  SHARED   NONE
--------------                  --------      -----      ------    -------   --- ----  ----------      --------  ----  ------   ----
AIRCASTLE LTD                   COM           G0129K104     253       22,500 SH  CALL  Shared-Defined  1, 2               22,500
AIRCASTLE LTD                   COM           G0129K104      28        2,500 SH        Shared-Defined  1, 2                2,500
ALTRA HOLDINGS INC              COM           02208R106  29,832    2,217,956 SH        Shared-Defined  1, 2            2,217,956
ALTRIA GROUP INC                COM           02209S103   1,820       25,000 SH  CALL  Shared-Defined  1, 2               25,000
ALTRIA GROUP INC                COM           02209S103   1,820       25,000 SH  CALL  Shared-Defined  1, 2               25,000
AMERICAN REPROGRAPHICS CO       COM           029263100   4,498      303,070 SH        Shared-Defined  1, 2              303,070
AMR CORP                        COM           001765106   1,015      112,576 SH        Shared-Defined  1, 2              112,576
ATLAS AIR WORLDWIDE HLDGS INC   COM NEW       049164205   2,325       42,277 SH        Shared-Defined  1, 2               42,277
ATS MED INC                     COM           002083103   3,060    2,170,395 SH        Shared-Defined  1, 2            2,170,395
BEACON ROOFING SUPPLY INC       COM           073685109   2,278      227,837 SH        Shared-Defined  1, 2              227,837
BORGWARNER INC                  COM           099724106   1,721       40,000 SH        Shared-Defined  1, 2               40,000
C&D TECHNOLOGIES INC            COM           124661109   1,382      275,347 SH        Shared-Defined  1, 2              275,347
CALGON CARBON CORP              COM           129603106   1,129       75,000 SH        Shared-Defined  1, 2               75,000
CERADYNE INC                    COM           156710105      80        2,500 SH        Shared-Defined  1, 2                2,500
CUMMINS INC                     COM           231021106     702       15,000 SH        Shared-Defined  1, 2               15,000
DIAMONDS TR                     UNIT SER 1    252787106   1,224       10,000 SH  PUT   Shared-Defined  1, 2               10,000
DOMTAR CORP                     COM           257559104     307       45,000 SH        Shared-Defined  1, 2               45,000
DXP ENTERPRISES INC NEW         COM NEW       233377407   1,590       40,463 SH        Shared-Defined  1, 2               40,463
E M C CORP MASS                 COM           268648102   1,623      113,168 SH        Shared-Defined  1, 2              113,168
EMCOR GROUP INC                 COM           29084Q100     111        5,000 SH        Shared-Defined  1, 2                5,000
ENPRO INDS INC                  COM           29355X107   1,095       35,100 SH        Shared-Defined  1, 2               35,100
ENVIRONMENTAL PWR CORP          COM NEW       29406L201     859      206,963 SH        Shared-Defined  1, 2              206,963
ESCO TECHNOLOGIES INC           COM           296315104   4,386      110,411 SH        Shared-Defined  1, 2              110,411
FREESEAS INC                    COM           Y26496102   1,732      291,605 SH        Shared-Defined  1, 2              291,605
GEHL CO                         COM           368483103     186       10,966 SH        Shared-Defined  1, 2               10,966
GENERAL CABLE CORP DEL NEW      COM           369300108     360        6,100 SH        Shared-Defined  1, 2                6,100
GRACO INC                       COM           384109104     817       22,524 SH        Shared-Defined  1, 2               22,524
HARRIS CORP DEL                 COM           413875105   1,174       24,190 SH        Shared-Defined  1, 2               24,190
HUB GROUP INC                   CL A          443320106     329       10,000 SH  PUT   Shared-Defined  1, 2               10,000
ILLINOIS TOOL WKS INC           COM           452308109     965       20,000 SH        Shared-Defined  1, 2               20,000
INTERDIGITAL INC                COM           45867G101     232       11,700 SH        Shared-Defined  1, 2               11,700
INTERLINE BRANDS INC            COM           458743101   8,595      463,319 SH        Shared-Defined  1, 2              463,319
IPG PHOTONICS CORP              COM           44980X109   5,991      381,813 SH        Shared-Defined  1, 2              381,813
ISHARES TR                      RUSSELL 2000  464287655  11,951      175,000 SH  PUT   Shared-Defined  1, 2              175,000
ISHARES TR                      RUSSELL 2000  464287655   2,049       30,000 SH  PUT   Shared-Defined  1, 2               30,000
ITT CORP NEW                    COM           450911102   5,181      100,000 SH        Shared-Defined  1, 2              100,000
JOHN HANCOCK BK &THRIFT OPP     SH BEN INT    409735107   1,282      219,581 SH        Shared-Defined  1, 2              219,581
MERRILL LYNCH & CO INC          COM           590188108     611       15,000 SH  PUT   Shared-Defined  1, 2               15,000
MERRILL LYNCH & CO INC          COM           590188108     611       15,000 SH  PUT   Shared-Defined  1, 2               15,000
MOODYS CORP                     COM           615369105     348       10,000 SH  PUT   Shared-Defined  1, 2               10,000
NETSOL TECHNOLOGIES INC         COM NEW       64115A204   1,525      766,368 SH        Shared-Defined  1, 2              766,368
NORDSON CORP                    COM           655663102   2,196       40,777 SH        Shared-Defined  1, 2               40,777
NORTHWEST AIRLS CORP            COM           667280408     423       47,000 SH        Shared-Defined  1, 2               47,000
ODYSSEY MARINE EXPLORATION I    COM           676118102     108       20,000 SH        Shared-Defined  1, 2               20,000
ORION MARINE GROUP INC          COM           68628V308   1,630      136,393 SH        Shared-Defined  1, 2              136,393
OSHKOSH CORP                    COM           688239201   9,785      269,701 SH        Shared-Defined  1, 2              269,701
P A M TRANSN SVCS INC           COM           693149106     113        7,200 SH        Shared-Defined  1, 2                7,200
PALL CORP                       COM           696429307     421       12,000 SH  CALL  Shared-Defined  1, 2               12,000
PENFORD CORP                    COM           707051108  20,263      932,511 SH        Shared-Defined  1, 2              932,511
PENTAIR INC                     COM           709631105   1,257       39,400 SH        Shared-Defined  1, 2               39,400
PIONEER DRILLING CO             COM           723655106      40        2,500 SH        Shared-Defined  1, 2                2,500
POOL CORPORATION                COM           73278L105     430       22,786 SH        Shared-Defined  1, 2               22,786
PROGRESS ENERGY INC             COM           743263105     515       12,360 SH        Shared-Defined  1, 2               12,360
QUALITY DISTR INC FLA           COM           74756M102   1,131      354,591 SH        Shared-Defined  1, 2              354,591
RBC BEARINGS INC                COM           75524B104   1,149       30,951 SH        Shared-Defined  1, 2               30,951
REGAL BELOIT CORP               COM           758750103   6,150      167,883 SH        Shared-Defined  1, 2              167,883
RSC HOLDINGS INC                COM           74972L102   1,578      144,762 SH        Shared-Defined  1, 2              144,762
SCHAWK INC                      CL A          806373106   1,379       86,221 SH        Shared-Defined  1, 2               86,221
SHAW GROUP INC                  COM           820280105     471       10,000 SH        Shared-Defined  1, 2               10,000
SMITH A O                       COM           831865209   1,056       32,119 SH        Shared-Defined  1, 2               32,119
SONY CORP                       ADR NEW       835699307   1,487       37,100 SH        Shared-Defined  1, 2               37,100
SONY CORP                       ADR NEW       835699307     401       10,000 SH  CALL  Shared-Defined  1, 2               10,000
SPDR TR                         UNIT SER 1    78462F103  32,993      250,000 SH  PUT   Shared-Defined  1, 2              250,000
SPDR TR                         UNIT SER 1    78462F103  15,836      120,000 SH  PUT   Shared-Defined  1, 2              120,000
SPDR TR                         UNIT SER 1    78462F103  11,217       85,000 SH  PUT   Shared-Defined  1, 2               85,000
SPDR TR                         UNIT SER 1    78462F103  13,197      100,000 SH  CALL  Shared-Defined  1, 2              100,000
SPDR TR                         UNIT SER 1    78462F103   3,959       30,000 SH  PUT   Shared-Defined  1, 2               30,000
SPDR TR                         UNIT SER 1    78462F103   1,320       10,000 SH  PUT   Shared-Defined  1, 2               10,000
SPDR TR                         UNIT SER 1    78462F103   1,320       10,000 SH  PUT   Shared-Defined  1, 2               10,000
STANLEY WKS                     COM           854616109   2,206       46,330 SH        Shared-Defined  1, 2               46,330
STANLEY WKS                     COM           854616109     952       20,000 SH  CALL  Shared-Defined  1, 2               20,000
STAR BULK CARRIERS CORP         COM           Y8162K105   6,204      544,719 SH        Shared-Defined  1, 2              544,719
SYNTEL INC                      COM           87162H103   3,701      138,873 SH        Shared-Defined  1, 2              138,873
TECO ENERGY INC                 COM           872375100     718       45,000 SH        Shared-Defined  1, 2               45,000
THERMAGE INC                    COM           88343R101      50       15,100 SH        Shared-Defined  1, 2               15,100
TIME WARNER INC                 COM           887317105   2,616      186,596 SH        Shared-Defined  1, 2              186,596
TITAN INTL INC ILL              COM           88830M102   5,397      176,300 SH        Shared-Defined  1, 2              176,300
TRAVELCENTERS OF AMERICA LLC    COM           894174101      66       10,900 SH        Shared-Defined  1, 2               10,900
TVI CORP NEW                    COM           872916101     109      352,020 SH        Shared-Defined  1, 2              352,020
VALMONT INDS INC                COM           920253101   1,767       20,100 SH        Shared-Defined  1, 2               20,100
VALUECLICK INC                  COM           92046N102     922       53,432 SH        Shared-Defined  1, 2               53,432
VALUECLICK INC                  COM           92046N102     173       10,000 SH  CALL  Shared-Defined  1, 2               10,000
VITRAN CORP INC                 COM           92850E107   3,324      232,947 SH        Shared-Defined  1, 2              232,947
WESCO INTL INC                  COM           95082P105   4,744      130,000 SH        Shared-Defined  1, 2              130,000
WESCO INTL INC                  COM           95082P105     365       10,000 SH  CALL  Shared-Defined  1, 2               10,000
WILLBROS GROUP INC              COM           969199108     153        5,000 SH        Shared-Defined  1, 2                5,000
WORLD FUEL SVCS CORP            COM           981475106     421       15,000 SH        Shared-Defined  1, 2               15,000
XENONICS HLDGS INC              COM           984117101     785      478,740 SH        Shared-Defined  1, 2              478,740



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